Leases - Lease Commitments (Details) $ in Thousands	Mar. 31, 2018 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	$ 151,216
Not later than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	16,711
Later than 1 year and not later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	69,621
Later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	$ 64,884